Credit Risk (Summary of Concentration of Credit Risk) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 609	$ 573
Benchmark of concentration risk percentage	5.00%
Loans and customers' liability under acceptances [member] | Real estate segment [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 367,000	$ 340,000
Commitments to extend credit totalling	$ 322,000	$ 300,000
Credit instruments [member] | Non-residential real estate [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	6.00%	6.00%
Credit instruments [member] | Government, public sector entities and education [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	8.00%
Credit instruments [member] | Sundry manufacturing and wholesale [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [member] | Professional and other services [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	7.00%
Credit instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	19.00%	17.00%
Credit instruments [member] | Power and utilities [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	11.00%	10.00%
Credit instruments [member] | Automotive [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	8.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 70,000	$ 83,000
Derivative financial instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	66.00%	60.00%
Derivative financial instruments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	24.00%	32.00%